INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of components of (loss) / income before income taxes

	Years ended December 31,
	2020	2021	2022

Cayman Islands	$(5,216)	$(5,219)	$(2,411)
Hong Kong SAR	9,010	(12,136)	(66,872)
PRC, excluding Hong Kong SAR, and other countries	12,970	40,611	(6)
Total	$16,764	$23,256	$(69,289)

Schedule of income tax expense

	Years ended December 31,
	2020	2021	2022

Cayman Islands	$55	$9,517	$(12,300)
Hong Kong SAR	3,363	285	(407)
Total	$3,418	$9,802	$(12,707)

Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2021	2022

Deferred tax assets:
Allowance for credit losses	$140	$156
Allowance for inventory provision	145	162
Lease liabilities	1,810	2,154
Net operating loss carry forwards	29,062	30,677
Gross deferred tax assets	31,157	33,149
Less: Valuation allowance	(28,195)	(30,324)
Total deferred tax assets	$2,962	$2,825

Deferred tax liabilities:
Property and equipment, net	$(206)	$(87)
Acquired intangible assets	(1,048)	(695)
Operating lease ROU assets	(1,810)	(2,154)
Other income from equity investment	(415)	—
Total deferred tax liabilities	$(3,479)	$(2,936)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(517)	$(111)

Schedule of movement of valuation allowance

	Years ended December 31,
	2021	2022
Balance at beginning of the period	$29,827	$28,195
(Decrease) / Additions	(1,632)	3,145
Decrease related to subsidiaries’ cancellation	—	(1,016)
Balance at end of the period	$28,195	$30,324

Schedule of reconciliation between the expense or benefit of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2020	2021	2022

Income/(loss) before provision of income tax	$16,764	$23,256	$(69,289)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	4,191	5,814	(17,322)
Non-deductible expenses	130	346	982
Non-deducible impairment loss	—	—	14,021
Statutory expense	(305)	(655)	(203)
R&D super deduction	—	(2,664)	(2,392)
Effect of preferential tax rates	(211)	122	344
Effect of income tax rate differences in jurisdictions other than the PRC	352	(892)	1,311
Deferred tax expense	1,313	381	(415)
Prior year true up	—	(594)	(157)
Unrecognized tax benefits-Fin 48	—	9,576	(12,302)
Changes in valuation allowances	(2,052)	(1,632)	3,426
Income tax expense/(benefit)	$3,418	$9,802	$(12,707)

Schedule of Roll-forward of unrecognized tax benefits

	Years ended December 31,
	2020	2021	2022

Beginning balance	$—	$—	$13,101
Additions	—	13,101	73
Decreases	—	—	(13,067)
Ending balance	$—	$13,101	$107